INTANGIBLE ASSETS, NET (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Opening balance		$ 16,753	$ 19,932
Impairment		0	0	[1]	$ (3,661)
Amortization	[2]	(6,241)	(5,828)
Additions		2,604	2,953
Translation differences		(496)	(304)
Closing balance		12,620	16,753		19,932
Customer Relationship [Member]
Opening balance		1,845	3,331
Impairment		0	0	[1]
Amortization	[2]	(1,487)	(1,486)
Additions		0	0
Translation differences		0	0
Closing balance		358	1,845		3,331
Technology [Member]
Opening balance		13,606	14,140
Impairment		0	0	[1]
Amortization	[2]	(4,223)	(3,573)
Additions		2,432	2,891
Translation differences		(522)	148
Closing balance		11,293	13,606		14,140
Other Intangible Assets [Member]
Opening balance		1,302	2,461
Impairment		0	0	[1]
Amortization	[2]	(531)	(769)
Additions		172	62
Translation differences		26	(452)
Closing balance		$ 969	$ 1,302		$ 2,461

[1]	Due to the decline in the results of Road Track in the first half of 2020 and the expectation of management for further potential decrease in Road Track anticipated performance, the Company performed on June 30, 2020, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the Company recorded an impairment charge further described below:
[2]	As of December 31, 2022, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2023- US$ 5,187 thousand, 2024- US$ 4,328 thousand, 2025- US$ 2,775 thousand, 2026- US$ 251 thousand and 2027 – US$ 79 thousand.